FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2014
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The Group's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	December 31, 2013
	Fair value measurements using input type
	Level 2	Level 3	Total

	Audited

Contingent consideration related to Mailvision's acquisition	$-	$(556)	$(556)

Total Financial liability	$-	$(556)	$(556)

	June 30, 2014
	Fair value measurements using input type
	Level 2	Level 3	Total
	Unaudited
Contingent consideration related to Mailvision's acquisition	$-	$(459)	$(459)

Total Financial liability	$-	$(459)	$(459)

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Fair value measurements using significant unobservable inputs (Level 3):

Balance at January 1, 2014 (audited)	$(556)
Adjustment due to time change value (unaudited)	97

Balance at June 30, 2014 (unaudited)	$(459)